Exhibit 99.1

Ernst & Young LLP One Manhattan West New York, NY 10001	Tel: +1 212 773 3000 Fax: +1 212 773 6350 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

25 February 2022

Federal Home Loan Mortgage Corporation

8200 Jones Branch Drive

McLean, Virginia 22102

Re:	Freddie Mac Multifamily M Certificates Series M-068 Sustainability Bonds (the “Certificates”)

Deposited Assets Agreed-Upon Procedures

We have performed the procedure enumerated in Attachment A, which was agreed to and acknowledged as appropriate by Federal Home Loan Mortgage Corporation (“Freddie Mac” or “Engaging Party”), Dominium TEBS Sponsor V, LLC (the “Sponsor”) and Jefferies LLC (“Jefferies,” together with Freddie Mac and the Sponsor, the “Specified Parties”), for the intended purpose of assisting the Specified Parties in evaluating the accuracy of certain information with respect to tax-exempt loans evidenced by multifamily notes issued by various state and local government entities to finance affordable multifamily housing (the “Deposited Assets”) relating to the Certificates. This report may not be suitable for any other purpose. The procedure performed may not address all of the items of interest to a user of the report and may not meet the needs of all users of the report and, as such, users are responsible for determining whether the procedure performed is appropriate for their purposes. The appropriateness of the procedure is solely the responsibility of the Specified Parties identified in this report. No other party acknowledged the appropriateness of the procedure. Consequently, we make no representation regarding the appropriateness of the procedure described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedure performed and our associated findings are included in Attachment A.

For the purpose of the procedure described in this report, Freddie Mac or the Sponsor, on behalf of Freddie Mac, provided us with, or instructed us to obtain, as applicable:

a.

An electronic data file labeled “2022.02.25 - M068 Dominium Data Tape - final.xlsx” and the corresponding record layout and decode information, as applicable (the “Data File”), that the Sponsor, on behalf of Freddie Mac, indicated contains projected information relating to the Deposited Assets as of 1 March 2022 (the “Cut-Off Date”),

b.

Electronic copies of the loan files for the Deposited Assets, which contain various source documents (collectively and as applicable, the “Source Documents”) that the Sponsor, on behalf of Freddie Mac, indicated relate to each Deposited Asset,

c.	The list of relevant characteristics (the “Deposited Asset Characteristics”) on the Data File, which is shown on Exhibit 1 to Attachment A, and
d.	Instructions, assumptions and methodologies, which are described in Attachment A.

For the purpose of the procedures described in this report, Freddie Mac instructed us to obtain from https://missionmap.freddiemac.com/#/main (the “Website”) the address search results and other information for the Deposited Assets (the “Website Information,” together with the Source Documents, the “Sources”).

For the purpose of the procedure described in this report, certain information contained on the Data File is the “Subject Matter.” We performed certain procedures on earlier versions of the Subject Matter and communicated any differences prior to being provided the final Subject Matter which was subjected to the procedures described below.

The procedure included in Attachment A was limited to comparing, recalculating or observing certain information that is further described in Attachment A. Freddie Mac is responsible for the Subject Matter, Data File, Deposited Asset Characteristics, Sources and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform, and we have not performed, any procedures other than the procedure listed in Attachment A. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Sources or any other information provided to us, or that we were instructed to obtain, as applicable, by Freddie Mac or the Sponsor, on behalf of Freddie Mac, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion or conclusion as to (a) the existence of the Deposited Assets, (b) questions of legal or tax interpretation or (c) the appropriateness, accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by Freddie Mac or the Sponsor, on behalf of Freddie Mac, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants (the “AICPA”). An agreed-upon procedures engagement involves the practitioner performing specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the purpose of the engagement and reporting on findings based on the procedures performed. We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the AICPA on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Deposited Assets conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Deposited Assets,
iii.	Whether the originator of the Deposited Assets complied with federal, state or local laws or regulations or
iv.

Any other factor or characteristic of the Deposited Assets that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

We are required to be independent of Freddie Mac and to meet our other ethical responsibilities, as applicable for agreed-upon procedures engagements set forth in the Preface: Applicable to All Members and Part 1 – Members in Public Practice of the Code of Professional Conduct established by the AICPA. Independence requirements for agreed upon procedure engagements are less restrictive than independence requirements for audit and other attestation services.

This report is intended solely for the information and use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

25 February 2022

Attachment A

Procedure performed and our associated findings

1.

For each Deposited Asset, we compared the Deposited Asset Characteristics listed on Exhibit 1 to Attachment A, as shown on the Data File, to the corresponding information located on the Source(s), or to the corresponding information we recalculated using information on the Source(s) or Data File, as applicable, subject to the instructions, assumptions and methodologies provided by Freddie Mac or the Sponsor, on behalf of Freddie Mac, described in the notes to Exhibit 1 to Attachment A. The Source(s), as applicable, that we were instructed by Freddie Mac or the Sponsor, on behalf of Freddie Mac, to use for each Deposited Asset Characteristic are shown on Exhibit 1 to Attachment A. All such compared information was in agreement.

Exhibit 1 to Attachment A

Deposited Asset Characteristics and Source(s)

Deposited Asset Characteristic	Data File Field Name	Source(s)	Note

Property name	Property Name	Appraisal and/or Amended and Restated Project Note	i., ii.

Original issue date	Note Date	Amended and Restated Project Note

Principal amount deposited	Current Bond Amount	Recalculation	iii.

Interest rate	Net Interest Rate	Amended and Restated Project Note

Stated maturity date	Bond Maturity Date	Amended and Restated Project Note

Fiscal agent	Fiscal Agent	Amended and Restated Project Note

Bond counsel	Bond Counsel	Opinion of Counsel

End date of pre-payment lock-out/first optional redemption date	End Date of Pre-Payment Lock-Out/First Optional Redemption Date	Amended and Restated Project Note

Address	Address	Appraisal

City	City	Appraisal

State	State	Appraisal

Zip	Zip	Appraisal

Total units	Total Units	Appraisal

Year built/year renovated	Year Built/Renovated	Appraisal

Deposited asset regulatory agreement income restrictions	Bond Regulatory Rental/Income/Age Restrictions	LURA

Exhibit 1 to Attachment A

Deposited Asset Characteristic	Data File Field Name	Source(s)	Note

Debt type	Debt Type	Continuing Covenant Agreement

Interest type	Interest Type	Amended and Restated Project Note

Original loan amount	Original Loan Amount	Amended and Restated Project Note

First bond payment date	First Bond Payment Date	Amended and Restated Project Note

Original bond term	Original Bond Term	Recalculation	iv.

Remaining bond term	Remaining Bond Term	Recalculation	v.

Amortization term (original)	Original Amortization Term	Amended and Restated Project Note

Amortization term (remaining)	Remaining Amortization Term	Recalculation	vi.

Bond payment frequency	Bond Payment Frequency	Amended and Restated Project Note

Interest rate calculation type	Interest Rate Calculation Type	Amended and Restated Project Note

Interest payment dates	Interest Payment Due Date	Amended and Restated Project Note

Interest only period	Interest Only Period	Amended and Restated Project Note

Prepayment provisions	Prepayment String	Amended and Restated Project Note and recalculation	vii.

Occupancy percentage	Occupancy%	Rent Roll

Occupancy as of date	Occupancy As of Date	Rent Roll

Exhibit 1 to Attachment A

Deposited Asset Characteristic	Data File Field Name	Source(s)	Note

Appraisal value	Appraisal Value	Appraisal

Appraisal as of Date	Appraisal As of Date	Appraisal

Cut-off date loan-to-value	Cut-off Date LTV	Recalculation	viii.

Maturity loan-to-value	Maturity LTV	Investment Brief and recalculation	ix.

Underwritten net cash flow debt service coverage ratio	UW NCF DSCR	Investment Brief and recalculation	x.

Underwritten net cash flow debt service coverage ratio (interest only)	UW NCF DSCR (IO)	Investment Brief and recalculation	xi.

Underwritten net cash flow	UW NCF	Investment Brief

Seasoning (in months)	Seasoning	Recalculation	xii.

LIHTC units	LIHTC Units	Appraisal

Subject to earn out	Subject to Earn Out (Y/N)	Recalculation	xiii.

Earn out expiration date	Earn Out Expiration Date	Continuing Covenant Agreement	xiv.

Earn out amount	Earn Out Amount	Continuing Covenant Agreement	xiv.

Environmental impact indicator	Environmental Impact Indicator	Recalculation	xv.

Description of environmental impact indicator	Description of Environmental Impact Indicator	Form 1209 and/or Website Information	xvi.

Exhibit 1 to Attachment A

Deposited Asset Characteristic	Data File Field Name	Source(s)	Note

Affordable units (<=30% AMI)	Affordable Units (<=30% AMI)	LIHTC and/or LURA	xiv.

Affordable units (<=50% AMI)	Affordable Units (<=50% AMI)	LIHTC and/or LURA	xiv.

Affordable units (50-60% AMI)	Affordable Units (50-60% AMI)	LIHTC and/or LURA	ii.

Affordable units (60-70% AMI)	Affordable Units (60-70% AMI)	LIHTC and/or LURA	xiv.

Affordable units (70-80% AMI)	Affordable Units (70-80% AMI)	LIHTC and/or LURA	xiv.

Affordable units (80-90% AMI)	Affordable Units (80-90% AMI)	LIHTC and/or LURA	xiv.

High cost affordable units (90-100% AMI)	High Cost Affordable Units (90-100% AMI)	LIHTC and/or LURA	xiv.

Type of Regulatory Agreement(s)	Type of Regulatory Agreement(s)	LIHTC and/or LURA	ii.

Description of regulatory agreement(s)	Description of Regulatory Agreement(s)	LIHTC and/or LURA	ii.

Furthering economic opportunity	Furthering Economic Opportunity	Website Information

Notes:

i.	For identification purposes only.

Exhibit 1 to Attachment A

Notes (continued):

ii.

For the purpose of comparing the indicated Deposited Asset Characteristics for each Deposited Asset, Freddie Mac or the Sponsor, on behalf of Freddie Mac, instructed us to note agreement if the information on the Data File agreed to the corresponding information on at least one such Source(s) or a combination of terms from multiple such Source(s) related to each Deposited Asset Characteristic. We performed no procedures to reconcile any differences that may exist relating to the information on the Source(s) for the indicated Deposited Asset Characteristics.

iii.

For the purpose of comparing the principal amount deposited Deposited Asset Characteristic for each Deposited Asset, the Sponsor, on behalf of Freddie Mac, instructed us to recalculate the principal amount deposited Deposited Asset Characteristic using the:

a.	Original Loan Amount,
b.	Interest Rate Calculation Type,
c.	First Bond Payment Date,
d.	Net Interest Rate,
e.	Interest Only Period and
f.	Original Amortization Term,

all as shown on the Data File, assuming all scheduled payments of principal and/or interest on the Deposited Assets are made timely and that there are no prepayments or other unscheduled collections, subject to the additional instruction(s) described in the succeeding paragraph(s) of this note.

For the purpose of this procedure, the Sponsor, on behalf of Freddie Mac, instructed us to round both the Current Bond Amount, as shown on the Data File, and the result obtained above to two decimal places (0.00).

iv.

For the purpose of comparing the original bond term Deposited Asset Characteristic for each Deposited Asset, the Sponsor, on behalf of Freddie Mac, instructed us to recalculate the Original Bond Term Deposited Asset Characteristic as the difference in months between the First Bond Payment Date and Bond Maturity Date, both as shown on the Data File, plus one.

v.

For the purpose of comparing the remaining bond term Deposited Asset Characteristic for each Deposited Asset, the Sponsor, on behalf of Freddie Mac, instructed us to recalculate the remaining bond term Deposited Asset Characteristic as the difference in months between the Original Bond Term and Seasoning, both as shown on the Data File.

Exhibit 1 to Attachment A

Notes (continued):

vi.

For the purpose of comparing the amortization term (remaining) Deposited Characteristic for each Deposited Asset, the Sponsor, on behalf of Freddie Mac, instructed us to recalculate the amortization term (remaining) as the minimum of the:

a.	Amortization Term (Original) and
b.	The sum of:
i.	The Amortization Term (Original) and
ii.	The difference between the Interest Only Period and Seasoning,

all as shown on the Data File.

For the avoidance of doubt with respect to the recalculation described above, the difference between the Interest Only Period and Seasoning, both as shown on the Data File, can result in a negative value, and the recalculation described in b. above can result in reduction of the Amortization Term (Original).

vii.

For the purpose of comparing the prepayment provisions Deposited Asset Characteristic for each Deposited Asset, the Sponsor, on behalf of Freddie Mac, instructed us to recalculate the lock out period (“D”), if applicable, by calculating the difference in months between the First Bond Payment Date and the End Date of Pre-Payment Lock-Out/First Optional Redemption Date, both as shown on the Data File.

For the purpose of comparing the prepayment provisions Deposited Asset Characteristic for each Deposited Asset, the Sponsor, on behalf of Freddie Mac, instructed us to recalculate the yield maintenance period (“DYM1%”), if applicable, by adding one to the result of the difference in months between the End Date of Pre-Payment Lock-Out/First Optional Redemption Date, as shown on the Data File, and the date determined as the end date of the Yield Maintenance Period, as described on the Amended and Restated Project Note.

For the purpose of comparing the prepayment provisions Deposited Asset Characteristic for each Deposited Asset, the Sponsor, on behalf of Freddie Mac, instructed us to recalculate the 1% prepayment premium period (“D1%”), if applicable, by calculating the difference in months between the dates we determined as the end date of the Yield Maintenance Period and the end date of the Prepayment Premium Period, both as described on the Amended and Restated Project Note.

For the purpose of comparing the prepayment provisions Deposited Asset Characteristic for each Deposited Asset, the Sponsor, on behalf of Freddie Mac, instructed us to recalculate the open period (“O”), if applicable, by calculating the difference in months between the date we determined as the end date of the Prepayment Premium Period, as described on the Amended and Restated Project Note, and the Bond Maturity Date, as shown on the Data File.

Exhibit 1 to Attachment A

Notes (continued):

viii.

For the purpose of comparing the cut-off date loan-to-value Deposited Asset Characteristic for each Deposited Asset, the Sponsor, on behalf of Freddie Mac, instructed us to recalculate the cut-off date loan-to-value Deposited Asset Characteristic as the quotient of the Current Bond Amount divided by the Appraisal Value, both as shown on the Data File, subject to the additional instruction(s) described in the succeeding paragraph(s) of this note.

For the purpose of this procedure, the Sponsor, on behalf of Freddie Mac, instructed us to round both the Cut-off Date LTV, as shown on the Data File, and the result obtained above to two decimal places (0.00%).

ix.

For the purpose of comparing the maturity loan-to-value Deposited Asset Characteristic for each Deposited Asset, the Sponsor, on behalf of Freddie Mac, instructed us to recalculate the maturity loan-to-value Deposited Asset Characteristic as the quotient of the Maturity Balance, as shown in the Investment Brief, divided by the Appraisal Value, as shown on the Data File, subject to the additional instruction(s) described in the succeeding paragraph(s) of this note.

For the purpose of this procedure, the Sponsor, on behalf of Freddie Mac, instructed us to round both the Maturity LTV, as shown on the Data File, and the result obtained above to two decimal places (0.00%).

x.

For the purpose of comparing the underwritten net cash flow debt service coverage ratio Deposited Asset Characteristic for each Deposited Asset, the Sponsor, on behalf of Freddie Mac, instructed us to recalculate the underwritten net cash flow debt service coverage ratio Deposited Asset Characteristic as the quotient of the UW NCF, as shown on the Data File, divided by the Amortizing Maximum Debt Service, as shown on the Investment Brief, subject to the additional instruction(s) described in the succeeding paragraph(s) of this note.

For the purpose of this procedure, the Sponsor, on behalf of Freddie Mac, instructed us to round both the UW NCF DSCR, as shown on the Data File, and the result obtained above to three decimal places (0.000).

Exhibit 1 to Attachment A

Notes (continued):

xi.

For the purpose of comparing the underwritten net cash flow debt service coverage ratio (interest only) Deposited Asset Characteristic for each Deposited Asset, the Sponsor, on behalf of Freddie Mac, instructed us to recalculate the underwritten net cash flow debt service coverage ratio (interest only) Deposited Asset Characteristic as the quotient of the UW NCF, as shown on the Data File, divided by the Interest Only Maximum Debt Service, as shown on the Investment Brief, subject to the additional instruction(s) described in the succeeding paragraph(s) of this note.

For the purpose of this procedure, the Sponsor, on behalf of Freddie Mac, instructed us to round both the UW NCF DSCR (IO), as shown on the Data File, and the result obtained above to three decimal places (0.000).

xii.

For the purpose of comparing the seasoning (in months) Deposited Asset Characteristic for each Deposited Asset, the Sponsor, on behalf of Freddie Mac, instructed us to recalculate the seasoning (in months) Deposited Asset Characteristic as the difference in months between the First Bond Payment Date, as shown on the Data File, and the Cut-Off Date.

xiii.	For the purpose of comparing the subject to earn out Deposited Asset Characteristic for each Deposited Asset, the Sponsor, on behalf of Freddie Mac, instructed us to use:
a.	“N” if we observed an “N/A” for the Earn Out Expiration Date and Earn Out Amount, both as shown in the Data File, or
b.	“Y” if we observed an Earn Out Expiration Date and an Earn Out Amount, both as shown in the Data File.

xiv.

For the purpose of comparing the indicated Deposited Asset Characteristics for each Deposited Asset, Freddie Mac or the Sponsor, on behalf of Freddie Mac, instructed us to use “N/A” for each Deposited Asset with a value of “N/A,” as shown on the Data File, if the related Source(s) did not contain the corresponding information.

xv.	For the purpose of comparing the environmental impact indicator Deposited Asset Characteristic for each Deposited Asset, the Sponsor, on behalf of Freddie Mac, instructed us to use:
a.	“No” if we observed a value of “N/A” for the Description of Environmental Impact Indicator, as shown in the Data File, or
b.	“Yes” if we observed a Description of Environmental Impact Indicator, as shown in the Data File.

Exhibit 1 to Attachment A

Notes (continued):

xvi.

For the purpose of comparing the description of environmental impact indicator Deposited Asset Characteristic for each Deposited Asset, Freddie Mac or the Sponsor, on behalf of Freddie Mac, instructed us to use the:

a.	Applicable Website Information and/or
b.	Form 1209s,

subject to the additional instruction(s) described in the succeeding paragraph(s) of this note.

For the purpose of this procedure, Freddie Mac or the Sponsor, on behalf of Freddie Mac, instructed us to note agreement with an Environmental Impact Indicator of “Transit Oriented Development,” as shown on the Data File, if the Deposited Asset is located less than or equal to 0.5 miles of a transit stop, as shown on the applicable Source(s).

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions provided by the Sponsor, on behalf of Freddie Mac, that are described in the notes above.